DEBT - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
EUR Term Loans
Debt Instrument [Line Items]
Principal amount	€ 419.0	€ 419.0	€ 425.0